Focused Appreciation Portfolio Expense Example - Focused Appreciation Portfolio - Focused Appreciation Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	$ 892